Financial instruments - Unsecured Obligations, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Notional amount	$ 62,231	$ 313,107
Bond issuance costs	(5,429)	(5,336)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	3,977,211	3,502,235
Carrying amount	3,977,211	3,502,235
Bond issuance costs	(51,736)	(52,776)
Total	3,925,475	3,449,459
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	637,125	0
Carrying amount	637,125	0
Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	3,340,086	3,502,235
Carrying amount	$ 3,340,086	$ 3,502,235
Single Series Bond, ThUS$250,000
Financial instruments [Line Items]
Effective rate		0.39%
Nominal rate		4.38%
Notional amount		$ 254,648
Bond issuance costs		$ (36)
Single Series Bond, ThUS$450,000
Financial instruments [Line Items]
Effective rate	1.58%	1.98%
Nominal rate	4.25%	4.25%
Notional amount	$ 2,869	$ 2,869
Bond issuance costs	$ (679)	$ (677)
Single Series Bond, ThUS$450,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	1.58%	4.14%
Nominal rate	4.25%	4.25%
Notional amount	$ 450,000	$ 450,000
Carrying amount	450,000	450,000
Bond issuance costs	(1,640)	(2,313)
Total	448,360	447,687
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	450,000	0
Carrying amount	450,000	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	0	450,000
Carrying amount	$ 0	$ 450,000
Single Series Bond, ThUS$400,000
Financial instruments [Line Items]
Effective rate	3.25%	3.43%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 7,508
Bond issuance costs	$ (235)	$ (235)
Single Series Bond, ThUS$400,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.25%	4.23%
Nominal rate	4.25%	4.25%
Notional amount	$ 400,000	$ 400,000
Carrying amount	400,000	400,000
Bond issuance costs	(5,415)	(5,644)
Total	394,585	394,356
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	400,000	400,000
Carrying amount	$ 400,000	$ 400,000
Single Series Bond, ThUS$700,000
Financial instruments [Line Items]
Effective rate	2.98%	3.14%
Nominal rate	3.50%	3.50%
Notional amount	$ 7,554	$ 7,554
Bond issuance costs	$ (555)	$ (555)
Single Series Bond, ThUS$700,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	2.98%	3.45%
Nominal rate	3.50%	3.50%
Notional amount	$ 700,000	$ 700,000
Carrying amount	700,000	700,000
Bond issuance costs	(13,684)	(14,232)
Total	686,316	685,768
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	700,000	700,000
Carrying amount	$ 700,000	$ 700,000
Single Series Bond, ThUS$750,000
Financial instruments [Line Items]
Effective rate	5.26%	6.02%
Nominal rate	6.50%	6.50%
Notional amount	$ 7,313	$ 7,313
Bond issuance costs	$ (1,612)	$ (1,611)
Single Series Bond, ThUS$750,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	5.26%	6.89%
Nominal rate	6.50%	6.50%
Notional amount	$ 750,000	$ 750,000
Carrying amount	750,000	750,000
Bond issuance costs	(10,983)	(12,590)
Total	739,017	737,410
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	750,000	750,000
Carrying amount	$ 750,000	$ 750,000
Single Series Bond, ThUS$850,000
Financial instruments [Line Items]
Effective rate	5.17%	5.86%
Nominal rate	5.50%	5.50%
Notional amount	$ 14,415	$ 14,415
Bond issuance costs	$ (1,937)	$ (1,935)
Single Series Bond, ThUS$850,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	5.17%	5.86%
Nominal rate	5.50%	5.50%
Notional amount	$ 850,000	$ 850,000
Carrying amount	850,000	850,000
Bond issuance costs	(14,855)	(16,433)
Total	835,145	833,567
Single Series Bond, ThUS$850,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$850,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$850,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$850,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$850,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	850,000	850,000
Carrying amount	$ 850,000	$ 850,000
Series H bonds
Financial instruments [Line Items]
Effective rate	1.58%	1.55%
Nominal rate	4.90%	4.90%
Notional amount	$ 17,614	$ 15,844
Bond issuance costs	$ (172)	$ (172)
Series H bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	1.58%	4.76%
Nominal rate	4.90%	4.90%
Notional amount	$ 55,739	$ 63,087
Carrying amount	55,739	63,087
Bond issuance costs	(517)	(689)
Total	55,222	62,398
Series H bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	55,739	0
Carrying amount	55,739	0
Series H bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	0	63,087
Carrying amount	$ 0	$ 63,087
Series O bonds
Financial instruments [Line Items]
Effective rate	1.35%	1.51%
Nominal rate	3.80%	3.80%
Notional amount	$ 1,030	$ 907
Bond issuance costs	$ (81)	$ (81)
Series O bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	1.35%	3.69%
Nominal rate	3.80%	3.80%
Notional amount	$ 65,693	$ 57,830
Carrying amount	65,693	57,830
Bond issuance costs	(496)	(578)
Total	65,197	57,252
Series O bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	65,693	57,830
Carrying amount	$ 65,693	$ 57,830
Series P bonds
Financial instruments [Line Items]
Effective rate	0.79%	1.10%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,953	$ 1,719
Bond issuance costs	$ (12)	$ (12)
Series P bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	0.79%	3.24%
Nominal rate	3.25%	3.25%
Notional amount	$ 131,386	$ 115,659
Carrying amount	131,386	115,659
Bond issuance costs	(16)	(27)
Total	131,370	115,632
Series P bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	131,386	0
Carrying amount	131,386	0
Series P bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	0	115,659
Carrying amount	$ 0	$ 115,659
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.06%	2.23%
Nominal rate	3.45%	3.45%
Notional amount	$ 374	$ 330
Bond issuance costs	$ (22)	$ (22)
Series Q bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	2.06%	3.54%
Nominal rate	3.45%	3.45%
Notional amount	$ 131,386	$ 115,659
Carrying amount	131,386	115,659
Bond issuance costs	(248)	(270)
Total	131,138	115,389
Series Q bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	131,386	115,659
Carrying amount	$ 131,386	$ 115,659
Series S Bonds
Financial instruments [Line Items]
Effective rate	4.00%
Nominal rate	4.00%
Notional amount	$ 1,601
Bond issuance costs	$ (124)
Series S Bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.00%
Nominal rate	4.00%
Notional amount	$ 443,007
Carrying amount	443,007
Bond issuance costs	(3,882)
Total	439,125
Series S Bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Series S Bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Series S Bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Series S Bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Series S Bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	443,007
Carrying amount	$ 443,007